CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
CONSOLIDATING FINANCIAL STATEMENTS
CONSOLIDATING FINANCIAL STATEMENTS

22.           CONSOLIDATING FINANCIAL STATEMENTS

The obligations of the Company under the senior notes are guaranteed by the following 100% owned subsidiaries of the Company (the “guarantor subsidiaries”): Round Mountain Gold Corporation, Kinross Brasil Mineração S.A., Fairbanks Gold Mining, Inc., Melba Creek Mining, Inc., KG Mining (Round Mountain) Inc., KG Mining (Bald Mountain) Inc., Red Back Mining (Ghana) Limited, White Ice Ventures Limited and KG Far East (Luxembourg) Sarl. All guarantees by the guarantor subsidiaries are joint and several, and full and unconditional; subject to certain customary release provisions contained in the indenture governing the senior notes.

During the year ended December 31, 2020, a change was made to the guarantor subsidiaries such that Red Back Mining B.V. is no longer a guarantor.

The following tables contain separate financial information related to the guarantor subsidiaries as set out in the consolidating balance sheets as at December 31, 2020 and 2019 and the consolidating statements of operations, statements of comprehensive income (loss) and statements of cash flows for the years ended December 31, 2020 and 2019. For purposes of this information, the financial statements of Kinross Gold Corporation and of the guarantor subsidiaries reflect investments in subsidiary companies on an equity accounting basis. As a result of the change in the guarantor subsidiaries noted above, the consolidating balance sheet, consolidating statement of operations, comprehensive income (loss) and cash flows for the comparative periods have been recast.

Consolidating balance sheet as at December 31, 2020

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$115.5	$366.8	$—	$482.3	$728.6	$—	$1,210.9
Restricted cash	—	5.7	—	5.7	8.0	—	13.7
Accounts receivable and other assets	13.7	45.3	—	59.0	63.3	—	122.3
Intercompany receivables	610.1	1,553.5	(300.1)	1,863.5	4,293.7	(6,157.2)	—
Current income tax recoverable	—	0.7	—	0.7	29.2	—	29.9
Inventories	3.9	584.1	—	588.0	484.9	—	1,072.9
	743.2	2,556.1	(300.1)	2,999.2	5,607.7	(6,157.2)	$2,449.7
Non-current assets
Property, plant and equipment	76.1	3,619.0	—	3,695.1	3,958.4	—	7,653.5
Goodwill	—	158.8	—	158.8	—	—	158.8
Long-term investments	103.0	—	—	103.0	10.0	—	113.0
Investment in joint venture	—	—	—	—	18.3	—	18.3
Intercompany investments	5,779.7	3,241.6	(7,482.7)	1,538.6	18,247.8	(19,786.4)	—
Other long-term assets	18.9	209.7	—	228.6	308.6	—	537.2
Long-term intercompany receivables	3,024.9	66.2	(1.5)	3,089.6	5,242.1	(8,331.7)	—
Deferred tax assets	—	—	—	—	2.7	—	2.7
Total assets	$9,745.8	$9,851.4	$(7,784.3)	$11,812.9	$33,395.6	$(34,275.3)	$10,933.2

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$96.2	$202.0	$—	$298.2	$181.0	$—	$479.2
Intercompany payables	102.4	871.8	(300.1)	674.1	5,483.1	(6,157.2)	—
Current income tax payable	—	112.6	—	112.6	1.9	—	114.5
Current portion of long-term debt and credit facilities	499.7	—	—	499.7	—	—	499.7
Current portion of provisions	—	30.6	—	30.6	33.2	—	63.8
Other current liabilities	13.9	27.8	—	41.7	8.0	—	49.7
Deferred payment obligation	—	—	—	—	141.5	—	141.5
	712.2	1,244.8	(300.1)	1,656.9	5,848.7	(6,157.2)	1,348.4
Non-current liabilities
Long-term debt and credit facilities	1,240.2	—	—	1,240.2	184.0	—	1,424.2
Provisions	13.3	461.1	—	474.4	386.7	—	861.1
Long-term lease liabilities	17.3	25.9	—	43.2	3.1	—	46.3
Other long-term liabilities	0.5	37.4	—	37.9	64.5	—	102.4
Long-term intercompany payables	1,165.8	276.8	(1.5)	1,441.1	6,890.6	(8,331.7)	—
Deferred tax liabilities	—	322.7	—	322.7	165.1	—	487.8
Total liabilities	3,149.3	2,368.7	(301.6)	5,216.4	13,542.7	(14,488.9)	4,270.2

Equity
Common shareholders’ equity
Common share capital	$4,473.7	$1,786.7	$(1,786.7)	$4,473.7	$19,619.5	$(19,619.5)	$4,473.7
Contributed surplus	10,709.0	2,187.6	(2,187.6)	10,709.0	7,943.3	(7,943.3)	10,709.0
Accumulated deficit	(8,562.5)	3,527.4	(3,527.4)	(8,562.5)	(7,727.4)	7,727.4	(8,562.5)
Accumulated other comprehensive income (loss)	(23.7)	(19.0)	19.0	(23.7)	(49.0)	49.0	(23.7)
Total common shareholders’ equity	6,596.5	7,482.7	(7,482.7)	6,596.5	19,786.4	(19,786.4)	6,596.5
Non-controlling interests	—	—	—	—	66.5	—	66.5
Total equity	6,596.5	7,482.7	(7,482.7)	6,596.5	19,852.9	(19,786.4)	6,663.0

Total liabilities and equity	$9,745.8	$9,851.4	$(7,784.3)	$11,812.9	$33,395.6	$(34,275.3)	$10,933.2

Consolidating balance sheet as at December 31, 2019

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$124.9	$118.1	$—	$243.0	$332.1	$—	$575.1
Restricted cash	—	6.6	—	6.6	8.6	—	15.2
Accounts receivable and other assets	10.6	57.6	—	68.2	69.2	—	137.4
Intercompany receivables	601.5	1,217.6	(280.7)	1,538.4	4,420.0	(5,958.4)	—
Current income tax recoverable	—	0.7	—	0.7	42.5	—	43.2
Inventories	3.4	507.1	—	510.5	543.3	—	1,053.8
	740.4	1,907.7	(280.7)	2,367.4	5,415.7	(5,958.4)	$1,824.7
Non-current assets
Property, plant and equipment	77.8	3,497.3	—	3,575.1	2,764.9	—	6,340.0
Goodwill	—	158.8	—	158.8	—	—	158.8
Long-term investments	116.5	—	—	116.5	9.7	—	126.2
Investment in joint venture	—	—	—	—	18.4	—	18.4
Intercompany investments	4,354.0	2,206.8	(5,994.5)	566.3	17,765.7	(18,332.0)	—
Other long-term assets	17.2	166.5	—	183.7	389.0	—	572.7
Long-term intercompany receivables	3,215.1	234.8	(1.1)	3,448.8	5,230.2	(8,679.0)	—
Deferred tax assets	—	—	—	—	35.2	—	35.2
Total assets	$8,521.0	$8,171.9	$(6,276.3)	$10,416.6	$31,628.8	$(32,969.4)	$9,076.0

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$89.1	$208.6	$—	$297.7	$171.6	$—	$469.3
Intercompany payables	123.0	821.1	(280.7)	663.4	5,295.0	(5,958.4)	—
Current income tax payable	—	65.4	—	65.4	2.6	—	68.0
Current portion of long-term debt and credit facilities	—	—	—	—	—	—	—
Current portion of provisions	—	25.7	—	25.7	32.2	—	57.9
Other current liabilities	2.6	10.8	—	13.4	6.9	—	20.3
Deferred payment obligation	—	—	—	—	—	—	—
	214.7	1,131.6	(280.7)	1,065.6	5,508.3	(5,958.4)	615.5
Non-current liabilities
Long-term debt and credit facilities	1,837.4	—	—	1,837.4	—	—	1,837.4
Provisions	11.4	448.4	—	459.8	378.8	—	838.6
Long-term lease liabilities	18.4	11.5	—	29.9	9.0	—	38.9
Other long-term liabilities	0.3	45.0	—	45.3	63.2	—	108.5
Long-term intercompany payables	1,120.3	276.3	(1.1)	1,395.5	7,283.5	(8,679.0)	—
Deferred tax liabilities	—	264.6	—	264.6	39.9	—	304.5
Total liabilities	3,202.5	2,177.4	(281.8)	5,098.1	13,282.7	(14,637.4)	3,743.4

Equity
Common shareholders’ equity
Common share capital	$14,926.2	$1,786.6	$(1,786.6)	$14,926.2	$19,285.5	$(19,285.5)	$14,926.2
Contributed surplus	242.1	2,187.6	(2,187.6)	242.1	7,844.4	(7,844.4)	242.1
Accumulated deficit	(9,829.4)	2,039.8	(2,039.8)	(9,829.4)	(8,744.0)	8,744.0	(9,829.4)
Accumulated other comprehensive income (loss)	(20.4)	(19.5)	19.5	(20.4)	(53.9)	53.9	(20.4)
Total common shareholders’ equity	5,318.5	5,994.5	(5,994.5)	5,318.5	18,332.0	(18,332.0)	5,318.5
Non-controlling interests	—	—	—	—	14.1	—	14.1
Total equity	5,318.5	5,994.5	(5,994.5)	5,318.5	18,346.1	(18,332.0)	5,332.6

Total liabilities and equity	$8,521.0	$8,171.9	$(6,276.3)	$10,416.6	$31,628.8	$(32,969.4)	$9,076.0

Consolidating statement of operations for the year ended December 31, 2020

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Revenue
Metal sales	$2,225.4	$2,229.0	$(2,165.8)	$2,288.6	$1,924.8	$—	$4,213.4

Cost of sales
Production cost of sales	2,181.9	980.8	(2,165.8)	996.9	728.8	—	1,725.7
Depreciation, depletion and amortization	5.0	458.9	—	463.9	378.4	—	842.3
Reversals of impairment charges - net	—	—	—	—	(650.9)	—	(650.9)
Total cost of sales	2,186.9	1,439.7	(2,165.8)	1,460.8	456.3	—	1,917.1
Gross profit	38.5	789.3	—	827.8	1,468.5	—	2,296.3
Other operating expense	8.3	23.1	—	31.4	155.1	—	186.5
Exploration and business development	25.6	17.4	—	43.0	49.5	—	92.5
General and administrative	80.4	2.7	—	83.1	34.8	—	117.9
Operating earnings (loss)	(75.8)	746.1	—	670.3	1,229.1	—	1,899.4
Other income (expense) - net	22.8	7.7	—	30.5	188.2	(211.3)	7.4
Equity in earnings (losses) of intercompany investments	1,389.2	1,016.2	(1,522.7)	882.7	—	(882.7)	—
Finance income	80.6	2.7	(0.4)	82.9	143.5	(222.1)	4.3
Finance expense	(75.6)	(32.3)	0.4	(107.5)	(227.2)	222.1	(112.6)
Earnings (loss) before tax	1,341.2	1,740.4	(1,522.7)	1,558.9	1,333.6	(1,094.0)	1,798.5
Income tax expense - net	1.2	(217.7)	—	(216.5)	(223.3)	—	(439.8)
Net earnings (loss)	$1,342.4	$1,522.7	$(1,522.7)	$1,342.4	$1,110.3	$(1,094.0)	$1,358.7
Net earnings (loss) attributable to:
Non-controlling interests	$—	$—	$—	$—	$16.3	$—	$16.3
Common shareholders	$1,342.4	$1,522.7	$(1,522.7)	$1,342.4	$1,094.0	$(1,094.0)	$1,342.4

Consolidating statement of operations for the year ended December 31, 2019

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Revenue
Metal sales	$1,892.0	$1,848.0	$(1,794.7)	$1,945.3	$1,552.0	$—	$3,497.3

Cost of sales
Production cost of sales	1,857.5	1,009.8	(1,794.5)	1,072.8	706.1	—	1,778.9
Depreciation, depletion and amortization	3.3	373.7	(0.2)	376.8	354.5	—	731.3
Reversals of impairment charges - net	—	(200.7)	—	(200.7)	(161.1)	—	(361.8)
Total cost of sales	1,860.8	1,182.8	(1,794.7)	1,248.9	899.5	—	2,148.4
Gross profit	31.2	665.2	—	696.4	652.5	—	1,348.9
Other operating expense	18.0	21.6	—	39.6	68.9	—	108.5
Exploration and business development	29.6	20.8	—	50.4	63.1	—	113.5
General and administrative	86.1	4.0	—	90.1	45.7	—	135.8
Operating earnings (loss)	(102.5)	618.8	—	516.3	474.8	—	991.1
Other income (expense) - net	33.0	1.9	—	34.9	249.5	(211.7)	72.7
Equity in earnings (losses) of intercompany investments	767.1	399.2	(824.4)	341.9	—	(341.9)	—
Finance income	83.5	12.3	(0.4)	95.4	134.5	(222.0)	7.9
Finance expense	(63.7)	(44.7)	0.4	(108.0)	(221.9)	222.0	(107.9)
Earnings (loss) before tax	717.4	987.5	(824.4)	880.5	636.9	(553.6)	963.8
Income tax expense - net	1.2	(163.1)	—	(161.9)	(84.8)	—	(246.7)
Net earnings (loss)	$718.6	$824.4	$(824.4)	$718.6	$552.1	$(553.6)	$717.1
Net earnings (loss) attributable to:
Non-controlling interests	$—	$—	$—	$—	$(1.5)	$—	$(1.5)
Common shareholders	$718.6	$824.4	$(824.4)	$718.6	$553.6	$(553.6)	$718.6

Consolidating statement of comprehensive income (loss) for the year ended December 31, 2020

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net earnings (loss)	$1,342.4	$1,522.7	$(1,522.7)	$1,342.4	$1,110.3	$(1,094.0)	$1,358.7
Other comprehensive income (loss), net of tax:
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income - net change in fair value (a)	(5.9)	—	—	(5.9)	6.2	—	0.3
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	(1.9)	(25.8)	—	(27.7)	—	—	(27.7)
Cash flow hedges - reclassified out of accumulated other comprehensive income (c)	5.2	18.9	—	24.1	—	—	24.1
	(2.6)	(6.9)	—	(9.5)	6.2	—	(3.3)
Equity in other comprehensive income (loss) of intercompany investments	(0.7)	—	6.9	6.2	—	(6.2)	—
Total comprehensive income (loss)	$1,339.1	$1,515.8	$(1,515.8)	$1,339.1	$1,116.5	$(1,100.2)	$1,355.4

Attributable to non-controlling interests	$—	$—	$—	$—	$16.3	$—	$16.3
Attributable to common shareholders	$1,339.1	$1,515.8	$(1,515.8)	$1,339.1	$1,100.2	$(1,100.2)	$1,339.1

(a) Net of tax of	$—	$—	$—	$—	$—	$—	$—
(b) Net of tax of	$(0.7)	$(11.8)	$—	$(12.5)	$—	$—	$(12.5)
(c) Net of tax of	$1.9	$8.5	$—	$10.4	$—	$—	$10.4

Consolidating statement of comprehensive income (loss) for the year ended December 31, 2019

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net earnings (loss)	$718.6	$824.4	$(824.4)	$718.6	$552.1	$(553.6)	$717.1

Other comprehensive income (loss), net of tax:
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income - net change in fair value (a)	49.6	—	—	49.6	(0.6)	—	49.0
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	14.2	9.4	—	23.6	—	—	23.6
Cash flow hedges - reclassified out of accumulated other comprehensive income (c)	(0.3)	5.8	—	5.5	—	—	5.5
	63.5	15.2	—	78.7	(0.6)	—	78.1
Equity in other comprehensive income (loss) of intercompany investments	14.6	—	(15.2)	(0.6)	—	0.6	—
Total comprehensive income (loss)	$796.7	$839.6	$(839.6)	$796.7	$551.5	$(553.0)	$795.2

Attributable to non-controlling interests	$—	$—	$—	$—	$(1.5)	$—	$(1.5)
Attributable to common shareholders	$796.7	$839.6	$(839.6)	$796.7	$553.0	$(553.0)	$796.7

(a) Net of tax of	$—	$—	$—	$—	$0.3	$—	$0.3
(b) Net of tax of	$1.3	$3.2	$—	$4.5	$—	$—	$4.5
(c) Net of tax of	$(0.1)	$3.3	$—	$3.2	$—	$—	$3.2

Consolidating statement of cash flows for the year ended December 31, 2020

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net inflow (outflow) of cash related to the following activities:
Operating:
Net earnings (loss)	$1,342.4	$1,522.7	$(1,522.7)	$1,342.4	$1,110.3	$(1,094.0)	$1,358.7
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	5.0	458.9	—	463.9	378.4	—	842.3
Reversals of impairment charges - net	—	—	—	—	(650.9)	—	(650.9)
Equity in (earnings) losses of intercompany investments	(1,389.2)	(1,016.2)	1,522.7	(882.7)	—	882.7	—
Share-based compensation expense	13.7	—	—	13.7	—	—	13.7
Finance expense	75.6	32.3	(0.4)	107.5	227.2	(222.1)	112.6
Deferred tax expense (recovery)	(1.2)	61.1	—	59.9	158.0	—	217.9
Foreign exchange (gains) losses and other	15.0	0.5	—	15.5	(3.7)	—	11.8
Reclamation expense (recovery)	—	—	—	—	6.6	—	6.6
Changes in operating assets and liabilities:
Accounts receivable and other assets	(2.4)	3.7	—	1.3	(122.2)	—	(120.9)
Inventories	(0.5)	(61.9)	—	(62.4)	55.6	—	(6.8)
Accounts payable and accrued liabilities	(5.5)	124.5	—	119.0	160.0	—	279.0
Cash flow provided from (used in) operating activities	52.9	1,125.6	(0.4)	1,178.1	1,319.3	(433.4)	2,064.0
Income taxes paid	—	(88.4)	—	(88.4)	(18.0)	—	(106.4)
Net cash flow provided from (used in) operating activities	52.9	1,037.2	(0.4)	1,089.7	1,301.3	(433.4)	1,957.6
Investing:
Additions to property, plant and equipment	(3.2)	(554.0)	—	(557.2)	(358.9)	—	(916.1)
Interest paid capitalized to property, pLant and equipment	(0.1)	(26.8)	—	(26.9)	(21.0)	—	(47.9)
Acquisitions	1.3	—	—	1.3	(268.3)	—	(267.0)
Net proceeds from the sale of (additions to) long-term investments and other assets	7.5	(21.9)	—	(14.4)	8.5	—	(5.9)
Net proceeds from the sale of property, plant and equipment	—	1.8	—	1.8	6.6	—	8.4
(Increase) decrease in restricted cash - net	—	1.0	—	1.0	(24.5)	—	(23.5)
Interest received and other - net	0.7	0.5	—	1.2	1.7	—	2.9
Net cash flow provided from (used in) investing activities	6.2	(599.4)	—	(593.2)	(655.9)	—	(1,249.1)
Financing:
Proceeds from drawdown of debt	750.0	—	—	750.0	200.0	—	950.0
Repayment of debt	(850.0)	—	—	(850.0)	—	—	(850.0)
Interest paid	(63.1)	—	—	(63.1)	—	—	(63.1)
Payment of lease liabilities	(1.8)	(10.8)	—	(12.6)	(8.1)	—	(20.7)
Dividends received from (paid to) common shareholders and subsidiaries	(72.0)	(48.4)	—	(120.4)	(166.4)	211.3	(75.5)
Dividend paid to non-controlling interest	—	—	—	—	(6.0)	—	(6.0)
Intercompany advances	159.2	(129.9)	0.4	29.7	(251.8)	222.1	—
Other - net	9.2	—	—	9.2	(11.6)	—	(2.4)
Net cash flow provided from (used in) financing activities	(68.5)	(189.1)	0.4	(257.2)	(243.9)	433.4	(67.7)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(5.0)	—	(5.0)
Increase (decrease) in cash and cash equivalents	(9.4)	248.7	—	239.3	396.5	—	635.8
Cash and cash equivalents, beginning of period	124.9	118.1	—	243.0	332.1	—	575.1
Cash and cash equivalents, end of period	$115.5	$366.8	$—	$482.3	$728.6	$—	$1,210.9

Consolidating statement of cash flows for the year ended December 31, 2019

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net inflow (outflow) of cash related to the following activities:
Operating:
Net earnings (loss)	$718.6	$824.4	$(824.4)	$718.6	$552.1	$(553.6)	$717.1
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	3.3	373.7	(0.2)	376.8	354.5	—	731.3
Reversals of impairment charges - net	—	(200.7)	—	(200.7)	(161.1)	—	(361.8)
Equity in (earnings) losses of intercompany investments	(767.1)	(399.2)	824.4	(341.9)	—	341.9	—
Share-based compensation expense	14.3	—	—	14.3	—	—	14.3
Finance expense	63.7	44.7	(0.4)	108.0	221.9	(222.0)	107.9
Deferred tax expense (recovery)	(1.2)	65.8	—	64.6	(23.5)	—	41.1
Foreign exchange (gains) losses and other	(9.8)	(10.4)	—	(20.2)	(33.0)	—	(53.2)
Reclamation expense (recovery)	—	—	—	—	(11.9)	—	(11.9)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(1.2)	(14.4)	—	(15.6)	(48.9)	—	(64.5)
Inventories	(0.8)	12.6	0.2	12.0	41.8	—	53.8
Accounts payable and accrued liabilities	4.1	75.0	—	79.1	86.8	—	165.9
Cash flow provided from (used in) operating activities	23.9	771.5	(0.4)	795.0	978.7	(433.7)	1,340.0
Income taxes paid	—	(51.7)	—	(51.7)	(63.4)	—	(115.1)
Net cash flow provided from (used in) operating activities	23.9	719.8	(0.4)	743.3	915.3	(433.7)	1,224.9
Investing:
Additions to property, plant and equipment	(30.4)	(663.8)	—	(694.2)	(366.0)	—	(1,060.2)
Interest paid capitalized to property, plant and equipment	(0.3)	(32.6)	—	(32.9)	(12.1)	—	(45.0)
Acquisitions	—	—	—	—	(30.0)	—	(30.0)
Net proceeds from the sale of (additions to) long-term investments and other assets	126.8	(22.6)	—	104.2	(32.6)	—	71.6
Net proceeds from the sale of property, plant and equipment	12.0	0.3	—	12.3	19.6	—	31.9
(Increase) decrease in restricted cash - net	—	(0.4)	—	(0.4)	(2.1)	—	(2.5)
Interest received and other - net	0.5	1.6	—	2.1	5.5	—	7.6
Net cash flow provided from (used in) investing activities	108.6	(717.5)	—	(608.9)	(417.7)	—	(1,026.6)
Financing:
Proceeds from drawdown of debt	300.0	—	—	300.0	—	—	300.0
Repayment of debt	(200.0)	—	—	(200.0)	—	—	(200.0)
Interest paid	(55.6)	—	—	(55.6)	—	—	(55.6)
Payment of lease liabilities	(2.0)	(8.6)	—	(10.6)	(3.7)	—	(14.3)
Dividends received from (paid to) common shareholders and subsidiaries	—	(22.3)	—	(22.3)	(189.4)	211.7	—
Dividend paid to non-controlling interest	—	—	—	—	(5.0)	—	(5.0)
Intercompany advances	(83.6)	57.5	0.4	(25.7)	(196.3)	222.0	—
Other - net	3.9	—	—	3.9	(3.9)	—	—
Net cash flow provided from (used in) financing activities	(37.3)	26.6	0.4	(10.3)	(398.3)	433.7	25.1
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	2.7	—	2.7
Increase (decrease) in cash and cash equivalents	95.2	28.9	—	124.1	102.0	—	226.1
Cash and cash equivalents, beginning of period	29.7	89.2	—	118.9	230.1	—	349.0
Cash and cash equivalents, end of period	$124.9	$118.1	$—	$243.0	$332.1	$—	$575.1